Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Current [Abstract]
VAT payable	$ 22.7	$ 6.6
Other current taxes payable	11.4	4.6
Accrued payroll and severance	$ 0.2	$ 0.7
Operating lease liability, current, [extensible enumeration]	Total other current liabilities	Total other current liabilities
Operating lease liability, current	$ 0.5	$ 0.7
Corporate income taxes payable	0.0	4.4
Other current liabilities	1.4	1.4
Total other current liabilities	$ 36.2	$ 18.4